RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amount due from related parties

(1)	Amounts due from related parties

As of December 31, 2018 and 2019, amounts due from related parties including both current and non-current were as follows:

		As of December 31,
	Note	2018	2019

Oak Pacific Investment	(i)	$93,880	$91,758
Beijing Infinities	(ii)	60,000	40,681
Others		829	7
Total		154,709	132,446
(i)

The balance of December 31, 2019 represents the US$88 million note issued by Oak Pacific Investment to Renren and US$4 million accrued interest income. In connection with the private placement transaction completed on June 21, 2018, OPI issued a note to Renren with an interest rate of 8.0% per year. The term of the note is the earlier of five years and the date upon which OPI and its subsidiaries no longer hold any shares of Social Finance Inc. In March 2019, the interest rate was increased to 8.5% per year in connection with a refinancing of Oak Pacific Investment’s debt obligations. In December 2019, OPI repaid the principal of US$9.6 million and the associated interests of US$0.4 million. The balance is included in amount due from related party, non-current at December 31, 2018 and 2019.

(ii)

The balance represents the receivable from Beijing Infinities in connection with the disposition of the SNS business. The balance includes, US$20 million receivable in cash related as current and US$40 receivable million in the form of Beijing Infinities shares to be issued to the Company related as non-current as of December 31, 2018. As of December 31, 2019, the unpaid cash consideration was US$13 million, with an allowance of US$12.4 million. As of December 31, 2019, US$681 is current and US$40,000 is non-current. Refer to Note 4 for further details.

Schedule of amount due to related parties
(i)
(1)	Amounts due to related parties

		As of December 31,
	Note	2018	2019

Beijing Infinities		—	681
Others		55	93
Total		$55	$774

Schedule of transactions with related parties for amount due from related parties

	Years ended December 31,
	2017	2018	2019

Equity investments without readily determinable fair values	$8,591	$—	$—
Equity method investments	—	—	600
Oak Pacific Investment	—	93,880	7,878
Beijing Infinities	—	60,000	—

Total	$8,591	$153,880	$8,478

Schedule of transactions with related parties for amount due to related parties

	Years ended December 31,
	2017	2018	2019

Beijing Infinities	—	—	681
Oak Pacific Investment and its subsidiaries	$—	$1,834	$—
Others	333	5,418	38

Total	$333	$7,252	$719